Connecticut General Life Insurance Company

CG Corporate Insurance Variable Life Separate Account 02

Financial Statements

As of December 31, 2023 and for the Years Ended December 31, 2023 and 2022 and Report of Independent Registered Public Accounting Firm

CG Corporate Insurance Variable Life Separate Account 02

CG Corporate Insurance Variable Life Separate Account 02

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Connecticut General Life Insurance Company and the Policyowners of CG Corporate Insurance Variable Life Separate Account 02

Opinions on the Financial Statements
We have audited the accompanying statements of net assets of each of the subaccounts of Corporate Insurance Variable Life Separate Account 02 indicated in the table below as of December, 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of CG Corporate Insurance Variable Life Separate Account 02 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Alger Large Cap Growth Portfolio (Class I-2) (1)	Franklin Templeton Foreign VIP Fund (Class 1) (1)	PIMCO VIT Total Return Portfolio (Institutional Class) (1)
Alger Mid Cap Growth Portfolio (Class I-2) (1)	Goldman Sachs VIT Government Money Market Fund (Institutional Class) (1)	Vanguard VIF Capital Growth Portfolio (1)
Alger Small Cap Growth Portfolio (Class I-2) (1)	Goldman Sachs VIT Mid Cap Value Fund (Institutional Class) (1)	Vanguard VIF Equity Income Portfolio (1)
BNY Mellon Stock Index Fund (Initial Class) (1)	Janus Henderson VIT Balanced Portfolio (Institutional Class) (1)	Vanguard VIF Equity Index Portfolio (1)
Calvert VP EAFE International Index Portfolio (I Shares) (1)	Janus Henderson VIT Global Research Portfolio (Institutional Class) (1)	Vanguard VIF International Portfolio (1)
DWS Investments Small Cap Index VIP (Class A) (1)	MFS VIT Growth Series (Initial Class) (1)	Vanguard VIF Small Company Growth Portfolio (1)
Fidelity VIP Equity-Income Portfolio (Initial Class) (1)	MFS VIT Total Return Series (Initial Class) (1)	Vanguard VIF Mid-Cap Index Portfolio (1)
Fidelity VIP High Income Portfolio (Initial Class) (1)	MFS VIT III Mid Cap Value Portfolio (Initial Class) (1)	Vanguard VIF Total Bond Market Index Portfolio (1)
Fidelity VIP Investment Grade Bond Portfolio (Initial Class) (1)	PIMCO VIT High Yield Portfolio (Institutional Class) (1)
(1) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022.
PricewaterhouseCoopers LLP, CITYPLACE I 185 Asylum Street Suite 2400 Hartford, Connecticut 06103-3404
T: 860 241 7000

CG Corporate Insurance Variable Life Separate Account 02

Basis for Opinions
These financial statements are the responsibility of the Connecticut General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of CG Corporate Insurance Variable Life Separate Account 02 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of CG Corporate Insurance Variable Life Separate Account 02 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Hartford, Connecticut
April 25, 2024
We have served as the auditor of one or more of the subaccounts of CG Corporate Insurance Variable Life Separate Account 02 since 2022.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Net Assets
As of December 31, 2023
				BNY Mellon	Calvert
				Investment	Variable
	Alger			Management	Portfolio
	Large Cap	MidCap	Small Cap		VP EAFE
	Growth	Growth	Growth	Stock Index	International
	Portfolio	Portfolio	Portfolio	Fund	Index Portfolio
Assets:
Investment in variable insurance funds at fair value	$1,810,504	$36,792	$36,567	$11,332,196	$15,902
Total net assets	$1,810,504	$36,792	$36,567	$11,332,196	$15,902

Total accumulation units outstanding	36,287	511	665	137,710	1,002
Total fund shares held	29,005	2,185.4	2,214.03	164,092.7	167.08
Fund net asset value per share (NAV)	$62.42	$16.84	$16.52	$69.06	$95.18
Investment in fund shares, at cost	$1,727,657	$39,046	$56,784	$4,764,587	$13,886

Statements of Operations
For the Year Ended December 31, 2023
				BNY Mellon	Calvert
				Investment	Variable
	Alger			Management	Portfolio
	Large Cap	MidCap	Small Cap		VP EAFE
	Growth	Growth	Growth	Stock Index	International
	Portfolio	Portfolio	Portfolio	Fund	Index Portfolio
Investment income:
Dividends	$—	$—	$—	$143,142	$415
Expenses:
Mortality and expense risk	2,465	54	54	15,153	21
Net investment income (loss)	(2,465)	(54)	(54)	127,989	394
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(3,562)	(1,013)	(3,310)	178,159	59
Capital gain distributions	—	—	—	372,083	—
Change in net unrealized gain (loss)	456,215	8,516	8,811	1,669,139	1,843
Net realized and unrealized gain (loss) on investments	452,653	7,503	5,501	2,219,381	1,902
Net increase (decrease) in net assets from operations:	$450,188	$7,449	$5,447	$2,347,370	$2,296

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Net Assets
As of December 31, 2023
	Deutsche				Franklin
	DWS				Templeton
	Investments	Fidelity Variable Insurance Products			VIP Trust
		VIP Equity	VIP High	VIP Investment	Templeton
	Small Cap	Income	Income	Grade Bond	Foreign
	Index VIP	Portfolio	Portfolio	Portfolio	VIP Fund
Assets:
Investment in variable insurance funds at fair value	$10,204	$1,571,252	$34,326	$8,643,933	$480,824
Total net assets	$10,204	$1,571,252	$34,326	$8,643,933	$480,824

Total accumulation units outstanding	178	30,934	1,251	292,296	18,447
Total fund shares held	748.93	63,229.58	7,462.59	773,853.03	33,001.38
Fund net asset value per share (NAV)	$13.62	$24.85	$4.60	$11.17	$14.57
Investment in fund shares, at cost	$10,939	$1,336,582	$40,247	$9,722,135	$444,756

Statements of Operations
For the Year Ended December 31, 2023
	Deutsche				Franklin
	DWS				Templeton
	Investments	Fidelity Variable Insurance Products			VIP Trust
		VIP Equity	VIP High	VIP Investment	Templeton
	Small Cap	Income	Income	Grade Bond	Foreign
	Index VIP	Portfolio	Portfolio	Portfolio	VIP Fund
Investment income:
Dividends	$103	$28,871	$1,877	$218,870	$15,290
Expenses:
Mortality and expense risk	13	2,272	49	12,516	721
Net investment income (loss)	90	26,599	1,828	206,354	14,569
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(226)	6,832	(590)	(23,762)	570
Capital gain distributions	222	43,337	—	—	—
Change in net unrealized gain (loss)	1,285	73,497	2,068	312,920	70,035
Net realized and unrealized gain (loss) on investments	1,281	123,666	1,478	289,158	70,605
Net increase (decrease) in net assets from operations:	$1,371	$150,265	$3,306	$495,512	$85,174

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Net Assets
As of December 31, 2023
					MFS Variable
	Goldman Sachs Variable		Janus Henderson Variable		Insurance
	Insurance Trust		Insurance Trust		Trust
	VIT			VIT Global
	Government	VIT Mid Cap	VIT Balanced	Research	VIT Growth
	MM Fund	Value Fund	Portfolio	Portfolio	Series
Assets:
Investment in variable insurance funds at fair value	$97,634	$880,240	$83,225	$1,542,723	$127,142
Total net assets	$97,634	$880,240	$83,225	$1,542,723	$127,142

Total accumulation units outstanding	8,691	12,755	1,815	28,955	1,408
Total fund shares held	97,696.07	54,986	1,838.32	25,249.61	2,109.41
Fund net asset value per share (NAV)	$1.00	$16.01	$45.27	$61.10	$60.27
Investment in fund shares, at cost	$97,632	$813,895	$66,028	$842,252	$95,545

Statements of Operations
For the Year Ended December 31, 2023
					MFS Variable
	Goldman Sachs Variable		Janus Henderson Variable		Insurance
	Insurance Trust		Insurance Trust		Trust
	VIT			VIT Global
	Government	VIT Mid Cap	VIT Balanced	Research	VIT Growth
	MM Fund	Value Fund	Portfolio	Portfolio	Series
Investment income:
Dividends	$5,070	$8,474	$1,608	$13,006	$—
Expenses:
Mortality and expense risk	158	1,241	106	2,060	170
Net investment income (loss)	4,912	7,233	1,502	10,946	(170)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	468	690	14,934	2,667
Capital gain distributions	—	20,816		39,226	9,149
Change in net unrealized gain (loss)	—	60,880	8,712	262,600	23,993
Net realized and unrealized gain (loss) on investments	—	82,164	9,402	316,760	35,809
Net increase (decrease) in net assets from operations:	$4,912	$89,397	$10,904	$327,706	$35,639

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Net Assets
As of December 31, 2023
					Vanguard
					Variable
	MFS Variable Insurance Trust		PIMCO Variable Insurance Trust		Insurance Fund
		VIT III Mid		VIT Total	VIF Small
	VIT Total	Cap Value	VIT High Yield	Return	Company
	Return Series	Portfolio	Portfolio	Portfolio	Growth Portfolio
Assets:
Investment in variable insurance funds at fair value	$9,984	$633	$1,420,925	$85,545	$1,164,105
Total net assets	$9,984	$633	$1,420,925	$85,545	$1,164,105

Total accumulation units outstanding	187	32	100,142	3,143	15,349
Total fund shares held	430.27	64.4	197,875	9,310.39	66,105.69
Fund net asset value per share (NAV)	$23.20	$9.83	$7.18	$9.19	$17.61
Investment in fund shares, at cost	$9,006	$646	$1,489,396	$101,922	$1,223,075

Statements of Operations
For the Year Ended December 31, 2023
					Vanguard
					Variable
	MFS Variable Insurance Trust		PIMCO Variable Insurance Trust		Insurance Fund
		VIT III Mid		VIT Total	VIF Small
	VIT Total	Cap Value	VIT High Yield	Return	Company
	Return Series	Portfolio	Portfolio	Portfolio	Growth Portfolio
Investment income:
Dividends	$200	$7	$78,363	$3,266	$4,391
Expenses:
Mortality and expense risk	13	1	1,896	124	1,612
Net investment income (loss)	187	6	76,467	3,142	2,779
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	32	(3)	(3,330)	(2,250)	(7,969)
Capital gain distributions	417	12	—	—	—
Change in net unrealized gain (loss)	353	24	82,855	4,129	197,588
Net realized and unrealized gain (loss) on investments	802	33	79,525	1,879	189,619
Net increase (decrease) in net assets from operations:	$989	$39	$155,992	$5,021	$192,398

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Net Assets
As of December 31, 2023

	Vanguard Variable Insurance Fund
	VIF Total		VIF Capital	VIF	VIF Equity
	Bond Market	VIF Mid-Cap	Growth	International	Income
	Index Portfolio	Index Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investment in variable insurance funds at fair value	$35,973	$160,814	$106,214	$25,013	$242,971
Total net assets	$35,973	$160,814	$106,214	$25,013	$242,971

Total accumulation units outstanding	2,921	4,897	3,506	1,444	13,208
Total fund shares held	3,385.46	6,720.35	2,290.62	1,018.38	10,157
Fund net asset value per share (NAV)	$10.63	$23.93	$46.37	$24.56	$23.92
Investment in fund shares, at cost	$39,456	$153,182	$76,017	$32,779	$257,810

Statements of Operations
For the Year Ended December 31, 2023

	Vanguard Variable Insurance Fund
	VIF Total		VIF Capital	VIF	VIF Equity
	Bond Market	VIF Mid-Cap	Growth	International	Income
	Index Portfolio	Index Portfolio	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$826	$2,082	$998	$344	$6,226
Expenses:
Mortality and expense risk	47	160	119	28	331
Net investment income (loss)	779	1,922	879	316	5,895
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(743)	(941)	520	(1,093)	(2,338)
Capital gain distributions	—	2,613	4,808	741	12,173
Change in net unrealized gain (loss)	1,840	17,915	17,205	3,030	1,909
Net realized and unrealized gain (loss) on investments	1,097	19,587	22,533	2,678	11,744
Net increase (decrease) in net assets from operations:	$1,876	$21,509	$23,412	$2,994	$17,639

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Net Assets
As of December 31, 2023
Vanguard
Variable
Insurance Fund

VIF Equity
Index Portfolio
Assets:
Investment in variable insurance funds at fair value	$169,868
Total net assets	$169,868

Total accumulation units outstanding	7,603
Total fund shares held	2,789.79
Fund net asset value per share (NAV)	$60.89
Investment in fund shares, at cost	$152,658

Statements of Operations
For the Year Ended December 31, 2023
Vanguard
Variable
Insurance Fund

VIF Equity
Index Portfolio
Investment income:
Dividends	$2,109
Expenses:
Mortality and expense risk	220
Net investment income (loss)	1,889
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(256)
Capital gain distributions	4,669
Change in net unrealized gain (loss)	28,572
Net realized and unrealized gain (loss) on investments	32,985
Net increase (decrease) in net assets from operations:	$34,874

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2023
				BNY Mellon	Calvert
				Investment	Variable
	Alger			Management	Portfolio
	Large Cap	MidCap	Small Cap		VP EAFE
	Growth	Growth	Growth	Stock Index	International
	Portfolio	Portfolio	Portfolio	Fund	Index Portfolio
Operations:
Net investment income (loss)	$(2,465)	$(54)	$(54)	$127,989	$394
Net realized gain (loss)	(3,562)	(1,013)	(3,310)	550,242	59
Change in net unrealized gain (loss)	456,215	8,516	8,811	1,669,139	1,843
Net increase (decrease) in net assets from operations	450,188	7,449	5,447	2,347,370	2,296
Accumulation unit transactions:
Participant deposits	—	—	—	—	1,439
Participant transfers, net	—	—	—	(1,871)	—
Participant withdrawals	45,043	5,565	5,223	299,735	604
Net increase (decrease) from participant transactions	(45,043)	(5,565)	(5,223)	(301,606)	835
Total increase (decrease) in net assets	405,145	1,884	224	2,045,764	3,131
Net assets:
Beginning of period	1,405,359	34,908	36,343	9,286,432	12,771
End of period	$1,810,504	$36,792	$36,567	$11,332,196	$15,902

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2023
	Deutsche				Franklin
	DWS				Templeton
	Investments	Fidelity Variable Insurance Products			VIP Trust
		VIP Equity	VIP High	VIP Investment	Templeton
	Small Cap	Income	Income	Grade Bond	Foreign
	Index VIP	Portfolio	Portfolio	Portfolio	VIP Fund
Operations:
Net investment income (loss)	$90	$26,599	$1,828	$206,354	$14,569
Net realized gain (loss)	(4)	50,169	(590)	(23,762)	570
Change in net unrealized gain (loss)	1,285	73,497	2,068	312,920	70,035
Net increase (decrease) in net assets from operations	1,371	150,265	3,306	495,512	85,174
Accumulation unit transactions:
Participant deposits	917	—	—	4,551	—
Participant transfers, net	—	—	—	(618)	—
Participant withdrawals	1,101	56,338	2,825	149,204	21,237
Net increase (decrease) from participant transactions	(184)	(56,338)	(2,825)	(145,271)	(21,237)
Total increase (decrease) in net assets	1,187	93,927	481	350,241	63,937
Net assets:
Beginning of period	9,017	1,477,325	33,845	8,293,692	416,887
End of period	$10,204	$1,571,252	$34,326	$8,643,933	$480,824

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2023
					MFS Variable
	Goldman Sachs Variable		Janus Henderson Variable		Insurance
	Insurance Trust		Insurance Trust		Trust
	VIT			VIT Global
	Government	VIT Mid Cap	VIT Balanced	Research	VIT Growth
	MM Fund	Value Fund	Portfolio	Portfolio	Series
Operations:
Net investment income (loss)	$4,912	$7,233	$1,502	$10,946	$(170)
Net realized gain (loss)	—	21,284	690	54,160	11,816
Change in net unrealized gain (loss)	—	60,880	8,712	262,600	23,993
Net increase (decrease) in net assets from operations	4,912	89,397	10,904	327,706	35,639
Accumulation unit transactions:
Participant deposits	7,303	—	4,672	3,502	4,000
Participant transfers, net	—	—	—	(274)	—
Participant withdrawals	35,152	20,338	6,190	38,159	19,553
Net increase (decrease) from participant transactions	(27,849)	(20,338)	(1,518)	(34,931)	(15,553)
Total increase (decrease) in net assets	(22,937)	69,059	9,386	292,775	20,086
Net assets:
Beginning of period	120,571	811,181	73,839	1,249,948	107,056
End of period	$97,634	$880,240	$83,225	$1,542,723	$127,142

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2023
					Vanguard
					Variable
	MFS Variable Insurance Trust		PIMCO Variable Insurance Trust		Insurance Fund
		VIT III Mid		VIT Total	VIF Small
	VIT Total	Cap Value	VIT High Yield	Return	Company
	Return Series	Portfolio	Portfolio	Portfolio	Growth Portfolio
Operations:
Net investment income (loss)	$187	$6	$76,467	$3,142	$2,779
Net realized gain (loss)	449	9	(3,330)	(2,250)	(7,969)
Change in net unrealized gain (loss)	353	24	82,855	4,129	197,588
Net increase (decrease) in net assets from operations	989	39	155,992	5,021	192,398
Accumulation unit transactions:
Participant deposits	—	522	2,649	—	9,917
Participant transfers, net	—	—	—	—	—
Participant withdrawals	1,247	112	32,885	9,874	45,433
Net increase (decrease) from participant transactions	(1,247)	410	(30,236)	(9,874)	(35,516)
Total increase (decrease) in net assets	(258)	449	125,756	(4,853)	156,882
Net assets:
Beginning of period	10,242	184	1,295,169	90,398	1,007,223
End of period	$9,984	$633	$1,420,925	$85,545	$1,164,105

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2023

	Vanguard Variable Insurance Fund
	VIF Total		VIF Capital	VIF	VIF Equity
	Bond Market	VIF Mid-Cap	Growth	International	Income
	Index Portfolio	Index Portfolio	Portfolio	Portfolio	Portfolio
Operations:
Net investment income (loss)	$779	$1,922	$879	$316	$5,895
Net realized gain (loss)	(743)	1,672	5,328	(352)	9,835
Change in net unrealized gain (loss)	1,840	17,915	17,205	3,030	1,909
Net increase (decrease) in net assets from operations	1,876	21,509	23,412	2,994	17,639
Accumulation unit transactions:
Participant deposits	8,402	13,168	—	4,272	8,630
Participant transfers, net	—	—	—	—	—
Participant withdrawals	7,115	14,778	2,606	2,306	19,500
Net increase (decrease) from participant transactions	1,287	(1,610)	(2,606)	1,966	(10,870)
Total increase (decrease) in net assets	3,163	19,899	20,806	4,960	6,769
Net assets:
Beginning of period	32,810	140,915	85,408	20,053	236,202
End of period	$35,973	$160,814	$106,214	$25,013	$242,971

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2023
Vanguard
Variable
Insurance Fund

VIF Equity
Index Portfolio
Operations:
Net investment income (loss)	$1,889
Net realized gain (loss)	4,413
Change in net unrealized gain (loss)	28,572
Net increase (decrease) in net assets from operations	34,874
Accumulation unit transactions:
Participant deposits	10,670
Participant transfers, net	—
Participant withdrawals	9,203
Net increase (decrease) from participant transactions	1,467
Total increase (decrease) in net assets	36,341
Net assets:
Beginning of period	133,527
End of period	$169,868

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2022
				BNY Mellon	Calvert
				Investment	Variable
	Alger			Management	Portfolio
	Large Cap	MidCap	Small Cap		VP EAFE
	Growth	Growth	Growth	Stock Index	International
	Portfolio	Portfolio	Portfolio	Fund	Index Portfolio
Operations:
Net investment income (loss)	$(2,701)	$(77)	$(74)	$116,217	$410
Net realized gain (loss)	83,651	3,339	3,352	1,051,207	36
Change in net unrealized gain (loss)	(989,014)	(28,938)	(29,139)	(3,313,374)	(2,569)
Net increase (decrease) in net assets from operations	(908,064)	(25,676)	(25,861)	(2,145,950)	(2,123)
Accumulation unit transactions:
Participant deposits	—	—	—	—	1,178
Participant transfers, net	—	—	—	(1,763)	—
Participant withdrawals	69,847	27,456	13,098	299,783	492
Net increase (decrease) from participant transactions	(69,847)	(27,456)	(13,098)	(301,546)	686
Total increase (decrease) in net assets	(977,911)	(53,132)	(38,959)	(2,447,496)	(1,437)
Net assets:
Beginning of period	2,383,270	88,040	75,302	11,733,928	14,208
End of period	$1,405,359	$34,908	$36,343	$9,286,432	$12,771

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2022
	Deutsche				Franklin
	DWS				Templeton
	Investments	Fidelity Variable Insurance Products			VIP Trust
		VIP Equity	VIP High	VIP Investment	Templeton
	Small Cap	Income	Income	Grade Bond	Foreign
	Index VIP	Portfolio	Portfolio	Portfolio	VIP Fund
Operations:
Net investment income (loss)	$1,606	$26,069	$1,759	$184,495	$13,515
Net realized gain (loss)	(14)	59,537	(972)	383,015	(847)
Change in net unrealized gain (loss)	(3,795)	(168,044)	(5,692)	(1,917,851)	(48,398)
Net increase (decrease) in net assets from operations	(2,203)	(82,438)	(4,905)	(1,350,341)	(35,730)
Accumulation unit transactions:
Participant deposits	917	—	—	5,373	—
Participant transfers, net	—	—	—	38,271	—
Participant withdrawals	487	61,341	7,994	651,989	23,686
Net increase (decrease) from participant transactions	430	(61,341)	(7,994)	(608,345)	(23,686)
Total increase (decrease) in net assets	(1,773)	(143,779)	(12,899)	(1,958,686)	(59,416)
Net assets:
Beginning of period	10,790	1,621,104	46,744	10,252,378	476,303
End of period	$9,017	$1,477,325	$33,845	$8,293,692	$416,887

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2022
					MFS Variable
	Goldman Sachs Variable		Janus Henderson Variable		Insurance
	Insurance Trust		Insurance Trust		Trust
	VIT			VIT Global
	Government	VIT Mid Cap	VIT Balanced	Research	VIT Growth
	MM Fund	Value Fund	Portfolio	Portfolio	Series
Operations:
Net investment income (loss)	$1,150	$4,504	$841	$11,915	$(190)
Net realized gain (loss)	—	127,682	4,297	167,192	17,547
Change in net unrealized gain (loss)	—	(225,339)	(19,945)	(488,580)	(70,241)
Net increase (decrease) in net assets from operations	1,150	(93,153)	(14,807)	(309,473)	(52,884)
Accumulation unit transactions:
Participant deposits	29,554	—	6,575	4,805	5,892
Participant transfers, net	—	—	—	(253)	—
Participant withdrawals	37,490	18,799	9,742	44,099	17,701
Net increase (decrease) from participant transactions	(7,936)	(18,799)	(3,167)	(39,547)	(11,809)
Total increase (decrease) in net assets	(6,786)	(111,952)	(17,974)	(349,020)	(64,693)
Net assets:
Beginning of period	127,357	923,133	91,813	1,598,968	171,749
End of period	$120,571	$811,181	$73,839	$1,249,948	$107,056

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2022
					Vanguard
					Variable
	MFS Variable Insurance Trust		PIMCO Variable Insurance Trust		Insurance Fund
		VIT III Mid		VIT Total	VIF Small
	VIT Total	Cap Value	VIT High Yield	Return	Company
	Return Series	Portfolio	Portfolio	Portfolio	Growth Portfolio
Operations:
Net investment income (loss)	$201	$18	$67,945	$2,519	$1,252
Net realized gain (loss)	1,043	120	(1,875)	(1,854)	312,198
Change in net unrealized gain (loss)	(2,440)	(199)	(216,196)	(17,175)	(666,005)
Net increase (decrease) in net assets from operations	(1,196)	(61)	(150,126)	(16,510)	(352,555)
Accumulation unit transactions:
Participant deposits	—	1,161	1,756	—	6,276
Participant transfers, net	—	—	—	—	—
Participant withdrawals	1,142	1,950	28,007	12,342	44,357
Net increase (decrease) from participant transactions	(1,142)	(789)	(26,251)	(12,342)	(38,081)
Total increase (decrease) in net assets	(2,338)	(850)	(176,377)	(28,852)	(390,636)
Net assets:
Beginning of period	12,580	1,034	1,471,546	119,250	1,397,859
End of period	$10,242	$184	$1,295,169	$90,398	$1,007,223

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2022

	Vanguard Variable Insurance Fund
	VIF Total		VIF Capital	VIF	VIF Equity
	Bond Market	VIF Mid-Cap	Growth	International	Income
	Index Portfolio	Index Portfolio	Portfolio	Portfolio	Portfolio
Operations:
Net investment income (loss)	$623	$1,481	$680	$261	$5,750
Net realized gain (loss)	(586)	18,510	9,217	3,454	26,059
Change in net unrealized gain (loss)	(5,237)	(53,601)	(26,023)	(12,404)	(34,205)
Net increase (decrease) in net assets from operations	(5,200)	(33,610)	(16,126)	(8,689)	(2,396)
Accumulation unit transactions:
Participant deposits	6,099	13,406	—	3,964	8,402
Participant transfers, net	—	—	—	—	—
Participant withdrawals	16,903	27,494	2,403	3,258	33,166
Net increase (decrease) from participant transactions	(10,804)	(14,088)	(2,403)	706	(24,764)
Total increase (decrease) in net assets	(16,004)	(47,698)	(18,529)	(7,983)	(27,160)
Net assets:
Beginning of period	48,814	188,613	103,937	28,036	263,362
End of period	$32,810	$140,915	$85,408	$20,053	$236,202

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02

Statements of Changes in Net Assets
For the Year Ended December 31, 2022
Vanguard
Variable
Insurance Fund

VIF Equity
Index Portfolio
Operations:
Net investment income (loss)	$1,705
Net realized gain (loss)	7,496
Change in net unrealized gain (loss)	(40,135)
Net increase (decrease) in net assets from operations	(30,934)
Accumulation unit transactions:
Participant deposits	9,104
Participant transfers, net	—
Participant withdrawals	26,745
Net increase (decrease) from participant transactions	(17,641)
Total increase (decrease) in net assets	(48,575)
Net assets:
Beginning of period	182,102
End of period	$133,527

The accompanying Notes to the Financial Statements are an integral part of these financial statements.

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
1. Organization

CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CGLIC). The assets and liabilities of the Account are legally segregated from other assets and liabilities of CGLIC. The assets of the Account are not available to meet the general obligations of CGLIC and are held for the exclusive benefit of the participants.

At December 31, 2023, the assets of the Account were invested into variable sub-accounts, each of which was invested in shares of one of 26 portfolios (mutual funds) managed by 11 diversified open-end investment management companies, each portfolio having its own investment objectives. Assets invested in variable sub-accounts support two types of life insurance contracts: those sold before April 30, 1998 (RVUL 1) and those sold after May 1, 1998 (RVUL 2). CGLIC no longer issues these life insurance contracts, and has not issued any of these contracts during the periods presented in these financial statements. The variable sub-accounts are:

Alger:
Alger Large Cap Growth Portfolio (Class I-2)
Alger Mid Cap Growth Portfolio (Class I-2)
Alger Small Cap Growth Portfolio (Class I-2)

BNY Mellon Investment Management:
BNY Mellon Stock Index Fund (Initial Class)

Calvert Variable Portfolio:
Calvert VP EAFE International Index Portfolio (I Shares)

Deutsche DWS Investments:
DWS Investments Small Cap Index VIP (Class A)

Fidelity Variable Insurance Products (VIP) Fund:
Fidelity VIP Equity-Income Portfolio (Initial Class)
Fidelity VIP High Income Portfolio (Initial Class)
Fidelity VIP Investment Grade Bond Portfolio (Initial Class)

Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton Foreign VIP Fund (Class 1)

Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Government Money Market Fund (Institutional Class)
Goldman Sachs VIT Mid Cap Value Fund (Institutional Class)

Janus Henderson Variable Insurance Trust:
Janus Henderson VIT Balanced Portfolio (Institutional Class)
Janus Henderson VIT Global Research Portfolio (Institutional Class)

MFS Variable Insurance Trust:
MFS VIT Growth Series (Initial Class)
MFS VIT Total Return Series (Initial Class)
MFS VIT III Mid Cap Value Portfolio (Initial Class)

PIMCO Variable Insurance Trust:
PIMCO VIT High Yield Portfolio (Institutional Class)
PIMCO VIT Total Return Portfolio (Institutional Class)

Vanguard Variable Insurance Fund:
Vanguard VIF Capital Growth Portfolio
Vanguard VIF Equity Income Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Total Bond Market Index Portfolio

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
1. Organization (continued)

No new funds were added or closed in 2023. Each underlying fund’s shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through our separate accounts and the separate accounts of other life insurance companies. While some of the underlying funds may have similar names and investment objectives as publicly traded mutual funds, the underlying funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying funds may differ substantially.

Market risks, including political, regulatory, economic and social developments, can affect the value of and/or the income generated by securities held by a fund. Natural disasters, public health emergencies, terrorism, and other unforeseeable events may lead to increased market volatility and may have significant adverse long-term effects on world economies and markets generally.

There is no assurance that any fund, including one that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future.

A fund investment may not grow as fast as the rate of inflation. Fixed-Income securities are sensitive to interest rate movements; their market values tend to fall when interest rates rise and tend to rise when interest rates fall. Furthermore, there is the potential for a decline in the value of fixed-income securities in the event of an issuer's falling credit rating or actual default. High yield securities are subject to a higher default risk and less liquidity than investment-grade securities.
2. Significant Accounting Policies

These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management’s estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout these Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

A. Investment Valuation: Investments held by the variable sub-accounts consist of shares of mutual funds that are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2023. The change in the difference between cost and fair value is reflected as a change in net unrealized gain (loss) in the Statements of Operations. See below for further information on Fair Value Measurements.

B. Investment Transactions: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the average cost basis of the investments sold.
Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CGLIC. Amounts due to or due from CGLIC are recorded as payables to/receivables from CGLIC in the Statements of Net Assets. There were no such payables to or receivables from CGLIC as of December 31, 2023.

C. Federal Income Taxes: The operations of the Account form a part of, and are taxed with, the total operations of CGLIC, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
2. Significant Accounting Policies (Continued)

D. Policies: Reinstated policies due to lapses that are re-issued in the current year are deemed issued under that policy's original effective date with regard to fee structures. No new policies were issued during this statement period and it is expected that no new policies will be issued in the future.
E. Fair Value Measurements: The Account carries financial instruments at fair value in the financial statements, including mutual funds.

Fair value is defined as the price at which an asset could be exchanged in an orderly transaction between market participants at the balance sheet date. A liability's fair value is defined as the amount that would be paid to transfer the liability to a market participant, not the amount that would be paid to settle the liability with the creditor.

The Account’s financial assets carried at fair value have been classified based upon a hierarchy defined by GAAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's or a liability's classification is based on the lowest level of input that is significant to its measurement. For example, a financial asset or liability carried at fair value would be classified in Level 3 if unobservable inputs were significant to the instrument's fair value, even though the measurement may be derived using inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).

•Level 1 – Inputs for instruments classified in Level 1 include unadjusted quoted prices for identical assets in active markets accessible at the measurement date. Active markets are defined as markets where many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and include exchanges and dealer markets.

•Level 2 – Inputs for instruments classified in Level 2 include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active or other inputs that are market observable or can be corroborated by market data for the term of the instrument. Such other inputs include market interest rates and volatilities, spreads and yield curves. An instrument is classified in Level 2 if the Company determines that unobservable inputs are insignificant.

•Level 3 – Certain inputs for instruments classified in Level 3 are unobservable (supported by little or no market activity) and significant to their resulting fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

The Account’s financial assets measured at fair value on a recurring basis consist of investments in various institutional mutual funds classified in Level 2. The fair value measurement is based on the respective funds' closing net asset value as of the valuation date, which represents the exit-based fair value for the units on that date. There were no financial assets measured at fair value on a non-recurring basis during 2023.

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
3. Investments

Purchases and Sales

Total purchases and sales of shares within each mutual fund for each of the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023		December 31, 2022
Sub-Accounts	Purchases	Sales	Purchases	Sales
Alger Large Cap Growth Portfolio	$—	$47,509	$78,602	$72,539
Alger MidCap Growth Portfolio	—	5,619	1,254	27,549
Alger Small Cap Growth Portfolio	—	5,277	6,701	13,192
BNY Mellon Stock Index Fund	518,533	316,760	991,808	319,772
Calvert VP EAFE International Index Portfolio	1,770	541	1,534	438
Deutsche DWS Investments Small Cap Index VIP	1,181	1,053	2,474	440
Fidelity VIP Equity Income Portfolio	72,208	58,610	78,159	63,661
Fidelity VIP High Income Portfolio	1,877	2,873	1,815	8,050
Fidelity VIP Investment Grade Bond Portfolio	222,454	161,371	683,879	626,241
Goldman Sachs VIT Government Money Market Fund	7,621	30,483	17,949	24,738
Goldman Sachs VIT Mid Cap Value Fund	29,291	21,579	129,985	20,009
Janus Henderson VIT Balanced Portfolio	5,976	5,991	8,605	8,516
Janus Henderson VIT Global Research Portfolio	54,193	38,948	165,507	46,040
MFS VIT Growth Series	10,737	17,308	19,181	16,923
MFS VIT III Mid Cap Value Portfolio	507	80	699	1,512
MFS VIT Total Return Series	622	1,260	1,089	1,150
PIMCO VIT High Yield Portfolio	80,236	34,609	70,896	29,296
PIMCO VIT Total Return Portfolio	3,186	9,998	2,774	12,584
Franklin Templeton Foreign VIP Fund	15,290	21,958	14,206	24,376
Vanguard VIF Capital Growth Portfolio	5,806	2,724	9,382	2,547
Vanguard VIF Equity Income Portfolio	24,939	17,859	49,723	41,091
Vanguard VIF Equity Index Portfolio	16,294	8,270	23,839	33,350
Vanguard VIF International Portfolio	5,029	2,006	7,999	2,771
Vanguard VIF Mid-Cap Index Portfolio	14,324	11,399	36,598	33,546
Vanguard VIF Small Company Growth Portfolio	12,783	45,520	325,835	45,528
Vanguard VIF Total Bond Market Index Portfolio	$8,364	$6,298	$13,838	$23,782

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
3. Investments (Continued)

Changes in Units Outstanding

The changes in units outstanding for each of the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023			December 31, 2022
Sub-Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Large Cap Growth Portfolio	—	(1,029)	(1,029)	—	(1,270)	(1,270)
Alger MidCap Growth Portfolio	—	(90)	(90)	—	(328)	(328)
Alger Small Cap Growth Portfolio	—	(106)	(106)	—	(219)	(219)
BNY Mellon Stock Index Fund	—	(4,383)	(4,383)	—	(4,583)	(4,583)
Calvert VP EAFE International Index Portfolio	88	(37)	51	80	(32)	48
Deutsche DWS Investments Small Cap Index VIP	15	(20)	(5)	18	(8)	10
Fidelity VIP Equity Income Portfolio	—	(1,171)	(1,171)	—	(1,269)	(1,269)
Fidelity VIP High Income Portfolio	—	(112)	(112)	—	(305)	(305)
Fidelity VIP Investment Grade Bond Portfolio	234	(5,815)	(5,581)	370	(22,865)	(22,495)
Goldman Sachs VIT Government Money Market Fund	224	(2,800)	(2,576)	1,523	(2,345)	(822)
Goldman Sachs VIT Mid Cap Value Fund	—	(342)	(342)	—	(319)	(319)
Janus Henderson VIT Balanced Portfolio	98	(142)	(44)	124	(197)	(73)
Janus Henderson VIT Global Research Portfolio	56	(859)	(803)	141	(1,058)	(917)
MFS VIT Growth Series	29	(233)	(204)	92	(237)	(145)
MFS VIT III Mid Cap Value Portfolio	26	(4)	22	37	(80)	(43)
MFS VIT Total Return Series	—	(26)	(26)	—	(24)	(24)
PIMCO VIT High Yield Portfolio	181	(2,628)	(2,447)	124	(2,272)	(2,148)
PIMCO VIT Total Return Portfolio	—	(386)	(386)	—	(469)	(469)
Franklin Templeton Foreign VIP Fund	—	(866)	(866)	—	(1,038)	(1,038)
Vanguard VIF Capital Growth Portfolio	—	(103)	(103)	—	(103)	(103)
Vanguard VIF Equity Income Portfolio	371	(1,046)	(675)	923	(2,416)	(1,493)
Vanguard VIF Equity Index Portfolio	482	(416)	66	762	(1,630)	(868)
Vanguard VIF International Portfolio	238	(122)	116	189	(159)	30
Vanguard VIF Mid-Cap Index Portfolio	308	(389)	(81)	632	(1,105)	(473)
Vanguard VIF Small Company Growth Portfolio	118	(661)	(543)	84	(658)	(574)
Vanguard VIF Total Bond Market Index Portfolio	610	(510)	100	966	(1,734)	(768)

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
4. Charges and Deductions

For all contracts, CGLIC charges each variable sub-account for mortality and expense risks based on the current value of each sub-account’s assets. On all contracts considered sold after April 30, 1998 (RVUL 2), this fee is calculated as the daily equivalent of the annual rate of 0.55% during the first fifteen policy years and 0.15% thereafter. The fee of 0.15% excludes charges, such as premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual funds. All contracts considered sold before May 1, 1998 (RVUL 1), have an annual fee for mortality and expense risks of 0.85% per year during the first ten policy years, 0.45% per year during the eleventh through fifteenth policy years and 0.15% thereafter. The fee of 0.15% excludes charges, such as premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual funds.

For all contracts, CGLIC charges each variable sub-account for administrative fees during the first fifteen policy years. However, due to the number of years since policy issuance, no administrative fees were collected during the years ended December 31, 2023 or 2022.

Mortality and expense risk fees and administrative fee deductions are also assessed against any amounts held in the fixed income account. The fixed income account is part of the general account of CGLIC and is not included in these financial statements.

For all RVUL 2 contracts, CGLIC deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account to cover sales loads, state tax and Federal income tax liabilities. Additional premium loads of 45% of premium payments up to the target premium specified in the policy are deducted in the first policy year and an additional 12% of premium payments up to the target premium are deducted in years two through ten. If the specified amount (face amount) under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in the specified amount.

For all RVUL 1 contracts, CGLIC deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account to cover sales loads, state tax and Federal income tax liabilities. An additional 40% of premium payments, up to one guideline annual premium, as defined in the Account’s prospectus, are deducted in the first policy year. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium are deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in the specified amount.

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
4. Charges and Deductions (Continued)

CGLIC charges a monthly maintenance fee of $8 per month per policy for activities such as premium billings and collections, policy value calculations, confirmations and periodic reports.

CGLIC deducts a monthly charge for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class of the insured (in accordance with state law) and the current net amount at risk. On a monthly basis, the maintenance fee and the cost of insurance charges are deducted proportionately from the value of each variable sub-account and/or the fixed income account funding option. The fixed income account is part of the general account of CGLIC and is not included within these financial statements.

CGLIC has the option to charge a $25 transaction fee for each transfer between funding options in excess of four during any single policy year. No transaction fee charges were paid to CGLIC for the years ended December 31, 2023 or 2022.

For RVUL 2 contracts, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

For RVUL 1 contracts, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

Premium load refunds for the years ended December 31, 2023 and 2022 were $0.

For partial surrenders, a transaction charge of the lesser of $25 or 2% of the accumulation value is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are deducted, unless the policy owner and CGLIC agree otherwise.

Partial surrender transaction charges paid to CGLIC for the years ended December 31, 2023 and 2022 amounted to $0 and $25, respectively.

5. Distribution of Net Income

The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to participant’s fixed or variable sub-accounts.

6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CGLIC believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations. Therefore, the Account satisfies the requirements of the regulations, and CGLIC believes the Account will continue to meet such requirements.

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
7. Financial Highlights

A summary of Financial Highlights of the Account for the five years ended December 31, 2023 follows. Footnotes within the Financial Highlights represent the following:

* These amounts represent dividends, excluding distributions of net realized capital gains, received by the sub-account from the underlying mutual funds, net of management fees assessed by the fund managers, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, which result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying mutual funds in which the sub-accounts invest.

** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***These ratios represent annualized contract expenses, consisting of mortality expense charges for the periods indicated. Expense ratio information was obtained using the latest Prospectus. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges, such as premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual funds are excluded.

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
7. Financial Highlights (Continued)

	Units	Net unit value, end of period	Net Assets (000’s)	Investment Income Ratio *	Total Return **	Expense Ratio ***

	Alger Large Cap Growth Portfolio
2023	36,287	$48.77 - $82.07	$1,811	—%	32.67%	0.15%
2022	37,316	$36.76 - $61.86	$1,405	0	(38.65)%	0.15%
2021	38,585	$59.93 - $100.84	$2,383	0	11.85% - 11.88%	0.15%
2020	39,356	$53.58 - $90.13	$2,176	0.18% - 0.19%	67.03%	0.15%
2019	40,464	$32.08 - $53.96	$1,341	0	27.43%	0.15%

	Alger MidCap Growth Portfolio
2023	511	$60.40 - $84.20	$37	—%	23.17%	0.15%
2022	601	$49.04 - $68.36	$35	—%	(36.07)%	0.15%
2021	929	$76.71 - $106.94	$88	—%	4.20%	0.15%
2020	1,121	$73.61 - $102.62	$103	(0.01%) - 0.00%	64.63%	0.15%
2019	1,234	$44.71 - $62.33	$68	—%	30.26%	0.15%

	Alger Small Cap Growth Portfolio
2023	665	$41.94 - $55.50	$37	—%	16.49%	0.15%
2022	771	$36.01 - $47.64	$36	—%	(38.01)%	0.15%
2021	990	$58.09 - $76.86	$75	—%	(6.06)%	0.15%
2020	2,264	$61.83 - $81.82	$185	1.00% - 1.05%	67.15%	0.15%
2019	2,733	$36.99 - $48.95	$133	—%	29.34%	0.15%

	BNY Mellon Stock Index Fund
2023	137,710	$61.34 - $82.62	$11,332	1.39% - 1.40%	25.93%	0.15%
2022	142,093	$48.71 - $65.61	$9,286	1.3% - 1.31%	(18.32)%	0.15%
2021	146,676	$59.63 - $80.32	$11,734	1.13% - 1.74%	28.41%	0.15%
2020	156,993	$46.44 - $62.55	$9,775	1.59% - 1.60%	18.01%	0.15%
2019	163,465	$39.35 - $53.00	$8,624	1.70% - 1.77%	31.18%	0.15%

	Calvert VP EAFE International Index Portfolio
2023	1,002	$15.90	$16	2.96%	18.47%	0.15%
2022	951	$13.43	$13	3.46%	(14.58)%	0.15%
2021	904	$15.72	$14	1.79%	10.88%	0.15%
2020	930	$14.18	$12	3.34%	7.77%	0.15%
2019	915	$13.15	$12	2.64% - 16.08%	5.99% - 21.26%	0.15%

	DWS Investments Small Cap Index VIP
2023	178	$57.38	$10	1.10% - 1.58%	16.76%	0.15%
2022	183	$49.15 - $51.66	$9	17.84% - 18.4%	(20.64)%	0.15%
2021	173	$61.93 - $65.09	$11	0.84% - 0.91%	14.50%	0.15%
2020	181	$54.08 - $56.85	$10	1.10% - 1.12%	19.43%	0.15%
2019	184	$45.28 - $47.60	$8	1.05% - 1.07%	25.22%	0.15%

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
7. Financial Highlights (Continued)

	Units	Net unit value, end of period	Net Assets (000’s)	Investment Income Ratio *	Total Return **	Expense Ratio ***

	Fidelity VIP Equity Income Portfolio
2023	30,934	$49.18 - $61.90	$1,571	1.87% - 1.95%	10.65%	0.15%
2022	32,105	$44.45 - $55.94	$1,477	1.82% - 1.9%	(4.96)%	0.15%
2021	33,374	$46.77 - $58.86	$1,621	1.90% - 1.94%	24.89%	0.15%
2020	38,156	$37.45 - $47.13	$1,517	1.84% - 1.79%	6.69%	0.15%
2019	40,506	$35.10 - $44.17	$1,519	1.99% - 2.03%	27.44%	0.15%

	Fidelity VIP High Income Portfolio
2023	1,251	$27.44	$34	5.56%	10.48%	0.15%
2022	1,363	$24.84	$34	4.80%	(11.37)%	0.15%
2021	1,668	$28.03	$47	4.58%	4.41%	0.15%
2020	1,770	$26.84	$48	4.98%	2.75%	0.15%
2019	1,891	$26.12	$49	5.13%	15.11%	0.15%

	Fidelity VIP Investment Grade Bond Portfolio
2023	292,296	$12.12 - $29.63	$8,644	2.46% - 2.61%	6.20%	0.15%
2022	297,876	$11.41 - $27.9	$8,294	2.15% - 2.49%	(12.96)%	0.15%
2021	320,372	$13.11 - $32.06	$10,252	(0.75%) - 2.04%	(0.61)%	0.15%
2020	325,373	$13.19 - $32.25	$10,494	2.14% - 4.85%	9.39%	0.15%
2019	346,654	$12.05 - $29.48	$10,220	2.73% - 2.79%	9.67%	0.15%

	Goldman Sachs VIT Government Money Market Fund
2023	8,691	$11.23 - $11.24	$98	4.21% - 4.81%	5.06%	0.15%
2022	11,267	$10.69 - $10.7	$121	0.59% - 1.2%	1.58%	0.15%
2021	12,088	$10.52 - $10.54	$127	0.00% - 0.01%	0.01%	0.15%
2020	7,468	$10.52 - $10.54	$79	0.59% - 0.65%	0.43%	0.15%
2019	8,799	$10.48 - $10.49	$92	2.06% - 2.14%	2.11%	0.15%

	Goldman Sachs VIT Mid Cap Value Fund
2023	12,755	$69.01	$880	1.03%	11.42%	0.15%
2022	13,097	$61.94	$811	0.69% - 9.25%	(9.99)%	0.15%
2021	13,416	$68.81 - $73.86	$923	0.00% - 0.49%	30.95%	0.15%
2020	13,685	$52.55 - $56.40	$719	0.32% - 0.66%	8.40%	0.15%
2019	14,097	$48.47 - $52.03	$684	0.54% - 0.82%	31.53%	0.15%

	Janus Henderson VIT Balanced Portfolio
2023	1,815	$45.72 - $45.95	$83	2.07% - 2.10%	15.41%	0.15%
2022	1,858	$39.61 - $39.81	$74	1.21% - 1.24%	(16.40)%	0.15%
2021	1,931	$47.38 - $47.62	$92	1.10% - 1.14%	17.20%	0.15%
2020	1,780	$40.43 - $40.64	$73	1.80%	14.31%	0.15%
2019	1,768	$35.37 - $35.55	$63	1.89% - 1.91%	22.59%	0.15%

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
7. Financial Highlights (Continued)

	Units	Net unit value, end of period	Net Assets (000’s)	Investment Income Ratio *	Total Return **	Expense Ratio ***

	Janus Henderson VIT Global Research Portfolio
2023	28,955	$36.81 - $53.59	$1,543	0.89% - 0.93%	26.78% - 27.14%	0.15%
2022	29,758	$28.95 - $42.27	$1,250	1.02% - 1.04%	(19.41)%	0.15%
2021	30,675	$35.93 - $52.45	$1,599	0.53% - 0.58%	18.09%	0.15%
2020	31,284	$30.42 - $44.42	$1,384	0.73% - 0.75%	20.02% - 20.06%	0.15%
2019	32,036	$25.34 - $36.99	$1,181	0.95% - 1.01%	28.99% - 29.04%	0.15%

	MFS VIT Growth Series
2023	1,408	$65.61 - $101.82	$127	—%	35.86%	0.15%
2022	1,613	$48.29 - $74.94	$107	—%	(31.63)%	0.15%
2021	1,758	$70.64 - $109.62	$172	—%	23.53%	0.15%
2020	3,251	$57.18 - $88.74	$279	—%	31.86%	0.15%
2019	3,841	$43.37 - $67.30	$250	—%	38.15%	0.15%

	MFS VIT III Mid Cap Value Portfolio
2023	32	$19.88	$1	1.77%	12.73%	0.15%
2022	10	$17.63	$—	9.78%	(9.76)%	0.15%
2021	53	$19.33	$1	0.65%	30.99%	0.15%
2020	140	$14.76	$2	1.76%	3.87%	0.15%
2019	32	$14.21	$—	2.79%	7.41%	—%

	MFS VIT Total Return Series
2023	187	$41.25 - $53.70	$10	2.01% - 2.11%	10.44%	0.15%
2022	212	$37.35 - $48.63	$10	1.69% - 9.96%	(9.58)%	0.15%
2021	236	$41.31 - $53.78	$13	1.66% - 1.99%	14.12%	0.15%
2020	714	$36.20 - $47.13	$33	2.19% - 2.27%	9.81%	0.15%
2019	784	$32.97 - $42.92	$33	2.31% - 2.34%	20.38%	0.15%

	PIMCO VIT High Yield Portfolio
2023	100,142	$14.19	$1,421	5.84% - 6.84%	12.39%	0.15%
2022	102,589	$12.62 - $12.63	$1,295	5.21% - 5.51%	(10.14%) - (10.16%)	0.15%
2021	104,737	$14.05 - $14.06	$1,472	4.51% - 4.59%	3.78% - 3.79%	0.15%
2020	106,081	$13.54 - $13.55	$1,436	4.92% - 4.94%	5.91% - 5.92%	0.15%
2019	108,681	$12.78 - $12.79	$1,390	5.09% - 5.12%	14.90% - 14.92%	0.15%

	PIMCO VIT Total Return Portfolio
2023	3,143	$27.00 - $27.80	$86	3.76% - 3.78%	6.10%	0.15%
2022	3,529	$25.44 - $26.2	$90	2.61%	(14.18)%	0.15%
2021	3,998	$29.65 - $30.53	$119	1.97% - 1.99%	(1.12)%	0.15%
2020	5,030	$29.98 - $30.88	$151	2.33% - 2.36%	8.78% - 8.82%	0.15%
2019	5,796	$27.56 - $28.37	$160	3.16% - 3.20%	8.53%	0.15%

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
7. Financial Highlights (Continued)

	Units	Net unit value, end of period	Net Assets (000’s)	Investment Income Ratio *	Total Return **	Expense Ratio ***

	Franklin Templeton Foreign VIP Fund
2023	18,447	$25.30 - $30.46	$481	3.38%	21.09%	0.15%
2022	19,313	$20.89 - $25.15	$417	3.29% - 3.34%	(7.39)%	0.15%
2021	20,351	$22.56 - $27.16	$476	1.77% - 2.05%	4.44%	0.15%
2020	25,435	$21.60 - $26.01	$586	3.49% - 3.56%	(0.92)%	0.15%
2019	27,688	$21.80 - $26.25	$648	1.97%	12.84%	0.15%

	Vanguard VIF Capital Growth Portfolio
2023	3,506	$30.29	$106	1.05%	27.98%	0.15%
2022	3,609	$23.67	$85	0.88%	(15.48)%	0.15%
2021	3,712	$28.00	$104	0.97%	21.54%	0.15%
2020	4,668	$23.04	$108	1.41%	17.47%	0.15%
2019	4,650	$19.61	$91	1.09% - 2.38%	7.74% - 26.50%	0.15%

	Vanguard VIF Equity Income Portfolio
2023	13,208	$18.39	$243	2.68% - 2.70%	8.10%	0.15%
2022	13,882	$17.02	$236	2.56% - 2.58%	(0.66)%	0.15%
2021	15,375	$17.13	$263	0.02% - 1.43%	25.33%	0.15%
2020	971	$13.67	$13	2.33% - 4.76%	3.25%	0.15%
2019	795	$13.24	$10	1.82% - 2.28%	24.43%	0.15%

	Vanguard VIF Equity Index Portfolio
2023	7,603	$22.31 - $22.34	$170	1.39% - 1.40%	26.11%	0.15%
2022	7,537	$17.69 - $17.72	$134	1.32% - 1.35%	(18.23)%	0.15%
2021	8,406	$21.64 - $21.67	$182	0.48% - 1.17%	28.55% - 28.72%	0.15%
2020	2,425	$16.83	$41	1.61% - 1.64%	18.20%	0.15%
2019	1,890	$14.24	$27	1.75%	31.30%	0.15%

	Vanguard VIF International Portfolio
2023	1,444	$17.32	$25	1.53%	14.65%	0.15%
2022	1,327	$15.11	$20	1.34%	(30.12)%	0.15%
2021	1,297	$21.62	$28	0.17% - 0.27%	(1.54)%	0.15%
2020	643	$21.96	$15	1.17% - 1.35%	57.58%	0.15%
2019	501	$13.93	$7	1.09% - 1.33%	31.22%	0.15%

	Vanguard VIF Mid-Cap Index Portfolio
2023	4,897	$30.60 - $33.59	$161	1.42% - 1.43%	15.83%	0.15%
2022	4,978	$26.42 - $29	$141	1.1% - 1.11%	(18.82)%	0.15%
2021	5,451	$32.55 - $35.72	$189	0.97% - 1.06%	24.36%	0.15%
2020	4,657	$26.17 - $28.72	$129	1.48% - 1.50%	18.07%	0.15%
2019	4,824	$22.17 - $24.33	$114	1.45% - 1.48%	30.87%	0.15%

CG Corporate Insurance Variable Life Separate Account 02
Notes to the Financial Statements
7. Financial Highlights (Continued)

	Units	Net unit value, end of period	Net Assets (000’s)	Investment Income Ratio *	Total Return **	Expense Ratio ***

	Vanguard VIF Small Company Growth Portfolio
2023	15,349	$75.02 - $75.96	$1,164	0.41%	19.65%	0.15%
2022	15,892	$62.7 - $63.49	$1,007	0.26% - 0.27%	(25.35)%	0.15%
2021	16,467	$83.99 - $85.05	$1,398	0.37% - 0.38%	14.22%	0.15%
2020	16,939	$73.54 - $74.46	$1,259	0.65% - 0.67%	23.18%	0.15%
2019	17,705	$59.70 - $60.44	$1,068	0.50% - 0.52%	28.11%	0.15%

	Vanguard VIF Total Bond Market Index Portfolio
2023	2,921	$11.97 - $13.00	$36	2.31% - 2.48%	5.58%	0.15%
2022	2,821	$11.34 - $12.32	$33	1.74% - 2.06%	(13.21)%	0.15%
2021	3,588	$13.06 - $14.19	$49	1.20% - 1.60%	(1.72)%	0.15%
2020	1,308	$13.29 - $14.44	$19	2.29% - 2.42%	7.58%	0.15%
2019	1,204	$12.35 - $13.42	$16	2.48% - 2.55%	8.67%	0.15%

8. Subsequent Events

CGLIC is not aware of any events that occurred subsequent to the close of the books or accounts for this statement which would have had a material effect on the financial condition of the Account. In preparing these financials, the Account has evaluated events that occurred between the balance sheet date and April 25, 2024, the date the financial statements were issued.